Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000022323 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	4.30%
C000022323 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000022323 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022323 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022323 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022323 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022323 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022323 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022323 | Rocket Lab Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022323 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022323 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.30%
C000022323 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000022323 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000022323 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.30%
C000022323 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022323 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022323 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000022323 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022323 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022324 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	4.30%
C000022324 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000022324 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022324 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022324 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022324 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022324 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022324 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022324 | Rocket Lab Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022324 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022324 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.30%
C000022324 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000022324 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000022324 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.30%
C000022324 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022324 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022324 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000022324 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022324 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022326 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022326 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022326 | Arcosa, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022326 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022326 | IPG Photonics Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022326 | Coherent Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022326 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Lionsgate Studios Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.60%
C000022326 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000022326 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022326 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000022326 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000022326 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000022326 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022326 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022326 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022326 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022326 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022327 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022327 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022327 | Arcosa, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022327 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022327 | IPG Photonics Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022327 | Coherent Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022327 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Lionsgate Studios Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.60%
C000022327 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000022327 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022327 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000022327 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000022327 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000022327 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000022327 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022327 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022327 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022327 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022328 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	12.30%
C000022328 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000022328 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022328 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000022328 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000022328 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022328 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000022328 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000022328 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000022328 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022328 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.70%
C000022328 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000022328 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000022328 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000022328 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022328 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000022328 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	19.90%
C000022328 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022328 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022328 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000035621 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	12.30%
C000035621 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000035621 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000035621 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000035621 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000035621 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.60%
C000035621 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000035621 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000035621 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000035621 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000035621 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.70%
C000035621 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000035621 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000035621 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000035621 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000035621 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000035621 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	19.90%
C000035621 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000035621 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000035621 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022322 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000022322 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	6.40%
C000022322 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000022322 | State Street Institutional U.S. Government Money Market Fund
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022322 | Trestles CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022322 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022322 | RR Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022322 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022322 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022322 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022322 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000022322 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000022322 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000022322 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022322 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022322 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022322 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]

[1]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.